Revenue, Other Income and Other Gain (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Analysis of Revenue
An analysis of revenue is as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	3,737	12,070	—
Financial advisory fee	73,072	54,614	—
Management fee and performance-based incentive fee	7,362	2,144	—
Brokerage and handling fees	3,262	5,403	—
Others	102	74	—

	87,535	74,305	—

Digital solutions and other services
Insurance brokerage services commission	—	1,040	1,249
Digital solutions fees	—	22,400	12,220

	—	23,440	13,469

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	3,608	11,031
Fashion, arts and luxury media licensing and marketing services income	—	4,012	3,443

	—	7,620	14,474

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	10,301

Revenue from other sources
Strategic investments
Dividend income	6,266	6,412	9,935
Gain related to disposed investments	16,094	22,106	123,634

	22,360	28,518	133,569
Net fair value changes on financial assets at fair value through profit or loss
-from listed equity shares, at quoted price	6,947	(48,267)	(40,927)
-from unlisted equity shares and movie income right investments (note a)	69,920	27,658	28

Total net fair value changes on financial assets at fair value through profit or loss	76,867	(20,609)	(40,899)

Net fair value changes on derivative financial asset	(6,947)	61,897	—

	92,280	69,806	92,670

Total revenue	179,815	175,171	130,914

Note:

(a)	For the year ended December 2021, 2022 and 2023, net fair value gain arising from investments in equity securities of related parties are US$70,133, US$27,298 and nil, respectively .

Schedule of Present Disaggregated Revenue Information	The following tables present disaggregated revenue information:

For the year ended December 31, 2021

Segments	Capital market solutions	Strategic investment	Total
	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	3,737	—	3,737
Financial advisory fee	73,072	—	73,072
Management fee and performance-based incentive fee	7,362	—	7,362
Brokerage and handling fee	3,262	—	3,262
Others	102	—	102

Sub-total	87,535	—	87,535

Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	76,867	76,867
Net fair value changes on derivative financial asset	—	(6,947)	(6,947)
Gain related to disposed investments	—	16,094	16,094
Dividend income	—	6,266	6,266

Total	87,535	92,280	179,815

Segments	Capital market solutions
US$
Timing of revenue recognition
Services transferred at a point in time	80,142
Services transferred over time	7,393

Total revenue from contracts with customers	87,535

For the year ended December 31, 2022

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Strategic investment	Total
	US$	US$	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	12,070	—	—	—	12,070
Financial advisory fee	54,614	—	—	—	54,614
Management fee and performance-based incentive fee	2,144	—	—	—	2,144
Brokerage and handling fee	5,403	—	—	—	5,403
Others	74	—	—	—	74

Digital solutions and other services
Insurance brokerage services	—	1,040	—	—	1,040
Digital solutions fees	—	22,400	—	—	22,400

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	3,608	—	3,608
Fashion, arts and luxury media licensing and marketing services income	—	—	4,012	—	4,012

Sub-total	74,305	23,440	7,620	—	105,365

Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	(20,609)	(20,609)
Net fair value changes on derivative financial assets	—	—	—	61,897	61,897
Gain related to disposed investment	—	—	—	22,106	22,106
Dividend income	—	—	—	6,412	6,412

Total	74,305	23,440	7,620	69,806	175,171

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Total
	US$	US$	US$	US$
Timing of revenue recognition
Services transferred at a point in time	72,161	1,040	3,608	76,809
Services transferred over time	2,144	22,400	4,012	28,556

Total revenue from contracts with customers	74,305	23,440	7,620	105,365

For the year ended December 31, 2023

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Revenue from contracts with customers
Capital market solutions
Financial advisory fee	—	—	—	—	—	—

Digital solutions and other services
Insurance brokerage services	—	1,249	—	—	—	1,249
Digital solutions fee	—	12,220	—	—	—	12,220

Media and entertainment
Fashion, arts and luxury magazines and advertising services income	—	—	11,031	—	—	11,031
Fashion, arts and luxury media licensing and marketing services income	—	—	3,443	—	—	3,443
Hotel operations, hospitality and VIP services
Hotel operations, hospitality and VIP services income	—	—	—	10,301	—	10,301

Subtotal	—	13,469	14,474	10,301	—	38,244

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	—	(40,899)	(40,899)
Gain related to disposed investment	—	—	—	—	123,634	123,634
Dividend income	—	—	—	—	9,935	9,935

Total	—	13,469	14,474	10,301	92,670	130,914

Segments	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
Timing of revenue recognition
Services transferred at a point in time	—	1,249	11,031	10,301	22,581
Services transferred over time	—	12,220	3,443	—	15,663

Total revenue from contracts with customers	—	13,469	14,474	10,301	38,244

Schedule of Amount of Revenue Recognized
The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period
Capital market solutions	6,000	81	—
Digital solutions services	—	—	895

	6,000	81	895

Schedule of Digital Solutions Services
The transaction prices allocated to the remaining performance obligations of digital solutions services (unsatisfied or partially unsatisfied) as of December 31, 2021, 2022 and 2023 are as follows:
For digital solutions services

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Within one year	—	26,138	—
More than one year	—	12,953	—

	—	39,091	—

Schedule of Other Income
B. Other income

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Bank interest income	2	2	4,178
Other interest income	—	6,551	5,525
Interest income from the immediate holding company (Note 30(A)(iv)) (Note 30(B)(i))	14,926	9,703	10,489
Government grant	—	151	—
Others	1,221	1,656	2,750

	16,149	18,063	22,942